Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000016568
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	15.41%	9.00%	5.68%
C000016571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	20.53%	9.48%	5.52%
C000149477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016568
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%	10.30%	6.31%
Without Sales Load [Member] | C000016571
Average Annual Return [Line Items]
Average Annual Return, Percent	21.53%	9.48%	5.52%
Without Sales Load [Member] | C000149477
Average Annual Return [Line Items]
Average Annual Return, Percent	22.89%	10.75%	6.73%
Without Sales Load [Member] | C000016572
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%	10.61%	6.59%
Without Sales Load [Member] | C000016573
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%	10.66%	6.64%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	10.15%	7.40%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	10.15%	7.40%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	10.15%	7.40%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	10.15%	7.40%
DWS Index: MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	10.15%	7.40%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%	14.28%	7.32%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%	14.28%	7.32%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%	14.28%	7.32%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%	14.28%	7.32%
DWS Index: MSCI EAFE® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%	14.28%	7.32%